Decommissioning And Restoration Liability - Summary of Decommissioning and Restoration Liability Activity (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	$ 72,932	$ 58,516
Change in estimate of discounted cash flows	19,471	13,364
Accretion recorded during the year	710	1,052
Balance, end of the year	93,113	72,932
Less: current portion of decommissioning and restoration liability	721	2,489
Non-current decommissioning and restoration liability	92,392	70,443
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	70,491	56,429
Change in estimate of discounted cash flows	19,223	13,086
Accretion recorded during the year	704	976
Balance, end of the year	90,418	70,491
Less: current portion of decommissioning and restoration liability	721	2,489
Non-current decommissioning and restoration liability	89,697	68,002
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Balance, beginning of year	2,441	2,087
Change in estimate of discounted cash flows	248	278
Accretion recorded during the year	6	76
Balance, end of the year	2,695	2,441
Less: current portion of decommissioning and restoration liability	0	0
Non-current decommissioning and restoration liability	$ 2,695	$ 2,441